Income Taxes - Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Details)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expenses	(12.00%)	(32.00%)	(36.00%)
Effect of preferential tax rate	(5.00%)	8.00%	6.00%
Effect of different tax rate of subsidiary operation in other jurisdiction	(6.00%)	(7.00%)	2.00%
Effect of valuation allowance	(38.00%)	(19.00%)	(1.00%)
Effective tax rate	(36.00%)	(25.00%)	(4.00%)